Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions
Schedule of provisions
	2016	2017
	MCh$	MCh$
Provision for minimum dividends	165,675	172,804
Other provisions for contingencies	21,893	21,733

Total	187,568	194,537

Schedule of changes in provision

	Minimum dividends	Other contingencies	Total
	MCh$	MCh$	MCh$

Balances as of January 1, 2015	177,324	8,319	185,643
Provisions established	167,699	7,061	174,760
Provisions used	(177,324)	(247)	(177,571)
Provisions released	—	—	—

Balances as of December 31, 2015	167,699	15,133	182,832

Balances as of January 1, 2016	167,699	15,133	182,832
Provisions established	165,675	6,880	172,555
Provisions used	(167,699)	—	(167,699)
Provisions released	—	(120)	(120)

Balances as of December 31, 2016	165,675	21,893	187,568

Balances as of January 1, 2017	165,675	21,893	187,568
Provisions established	172,804	—	172,804
Provisions used	(165,675)	—	(165,675)
Provisions released	—	(160)	(160)

Balances as of December 31, 2017	172,804	21,733	194,537